Statements of Stockholders Equity (Deficit) - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Translation Adjustment
Balance, Amount at Dec. 31, 2019	$ (156,682)	$ 405,164	$ 0	$ 4,207,786	$ (4,769,632)	$ 0
Balance, Shares at Dec. 31, 2019		40,516,351
Issuance Of Stock For Compensation, Shares		1,149,821
Issuance Of Stock For Compensation, Amount	294,690	$ 11,498	0	283,192	0	0
Issuance Of Stock For Cash, Shares		400,000
Issuance Of Stock For Cash, Amount	100,000	$ 4,000	0	96,000	0	0
Share-based Compensation	374,337	0	0	374,337	0	0
Net Loss	(1,450,623)	0	0	0	(1,450,623)	0
Balance, Amount at Dec. 31, 2020	(838,278)	$ 420,662		4,961,315	(6,220,255)	0
Balance, Shares at Dec. 31, 2020		42,066,172
Issuance Of Stock For Compensation, Shares		237,415
Issuance Of Stock For Compensation, Amount	160,978	$ 2,374	0	158,604	0	0
Share-based Compensation	(10,683)	0	0	(10,683)	0	0
Net Loss	(3,888,661)	$ 0	0	0	(3,888,661)	0
Conversion Of Convertible Notes Into Common Stock, Shares		1,905,321
Conversion Of Convertible Notes Into Common Stock, Amount	476,329	$ 19,053	0	457,276	0	0
Issuance Of Common Stock For Intangible Assets, Shares		100,000,000
Issuance Of Common Stock For Intangible Assets, Amount	20,000,000	$ 1,000,000	0	19,000,000	0	0
Issuance Of Stock For Options, Shares		170,400
Issuance Of Stock For Options, Amount	64,752	$ 1,704	0	63,048	0	0
Acquisition Of Intangible Assets And Equipment	(5,773,130)			(5,773,130)
Translation Adjustment	5,800	0	0	0	0	5,800
Balance, Amount at Dec. 31, 2021	$ 10,197,107	$ 1,443,793	$ 0	$ 18,856,430	$ (10,108,916)	$ 5,800
Balance, Shares at Dec. 31, 2021		144,379,308